Non-operating items (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Non Operating Items [Abstract]
Disclosure Of Detailed Information About Non Operating Items [Text Block]
Non-operating items include the items which are not related to ordinary operation of the Company. They are not extraordinary in nature.

		2018	2017	2016
	Note	(US$’000)	(US$’000)	(US$’000)
Gain on sale of assets		1,253	6,320	3,527
Business acquisition setup expense		-	-	(538)
Fair value adjustment	(i)	(37)	(300)	(155)
Defined benefit plan		(101)	(463)	(274)
Others		223	373	665
		1,338	5,930	3,225

Disclosure Of Detailed Information About Fair Value Adjustment In Non Operating Items [Text Block]
(i) Fair value adjustment	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Assets held for sale	-	(87)	(449)
Biological assets	28	20	370
Investments	(65)	(233)	(76)
	(37)	(300)	(155)